Trade and Other Receivables, net - Narrative (Details) € in Millions	24 Months Ended
	Dec. 31, 2014 agreements	Dec. 31, 2016 EUR (€)
Trade and other receivables, net
Number of agreements entered for sale of accounts receivable | agreements	2
Scratch & Win | Italy
Trade and other receivables, net
Duration of agreement	3 years
Maximum accounts receivable subject to agreement		€ 300
Commercial services | Italy
Trade and other receivables, net
Duration of agreement	5 years
Maximum accounts receivable subject to agreement		€ 150